Contingencies and Commitments	12 Months Ended
Dec. 31, 2018
Contingencies and Commitments [Abstract]
Contingencies and Commitments
53.	Contingencies and Commitments

(1)	Ongoing litigations and claims related with contingent liabilities and contingent assets as of December 31, 2017 and 2018 are as follows:

	2017			2018
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	565	￦	477,719	570	673,882
As the plaintiff	185		690,934	174	793,491

As of December 31, 2018, among the litigations mentioned above, there are ongoing litigations of KHNP, a subsidiary of KEPCO, against KEPCO Engineering & Construction Company, Inc., a subsidiary of KEPCO, as a co-defendant (one case amounting to ￦65,927 million).

A group of plaintiffs (consisting 2,167 individuals) filed a lawsuit against NSSC regarding NSSC’s approval on May 18, 2015 of extending the operation of Wolsong unit 1 nuclear power plant. The appeal was ongoing as of December 31, 2018. Also, Greenpeace and others filed an administrative litigation against NSSC requesting cancelation of the construction permit of Shin-Kori unit 5 and 6, which was ongoing as of December 31, 2018. The Company joined these litigations as a stakeholder with the permission of the Court.

As described in note 2.(4), on June 15, 2018, the board of directors of KHNP, a subsidiary of KEPCO, has decided to shut down the Wolsong unit 1. Accordingly, the Company recognized a full impairment loss of ￦570,408 million. Also, the provision for decommissioning costs of the Wolsong unit 1 has increased by ￦28,196 million as the timing of actual cash outflows was accelerated due to the shortened operating period.

As of December 31, 2018, in connection with Shin-Hanul unit 3 & 4, the Company has received communications from a vendor for costs incurred for the preliminary work of the main equipment and associated compensation due to the discontinuation of the construction. The Company does not believe that it has a present obligation for this vendor, and that it is probable that the Company will prevail if a lawsuit is filed against the Company. In addition, the Company cannot reliably estimate the potential outflow related to the obligation, if any.

The long-term service contract between Gyeonggi Green Energy Co., Ltd. (Gyeonggi Green Energy) and its fuel cell supplier expired during the year ended December 31, 2018. Based on the agreement with the creditors of Gyeonggi Green Energy, as Gyeonggi Green Energy was unable to renew the fuel cell supply contract by December 31, 2018, the creditors have the right to request immediate repayment of the related borrowings from Gyeonggi Green Energy or to take over the all shares held by KHNP. Depending on the result of this negotiation, the schedule of repayment of borrowings of Gyeonggi Green Energy Co., Ltd. may be adjusted accordingly. As of December 31, 2018, Gyeonggi Green Energy Co., Ltd. is in negotiations to renew the contract.

The Company is the defendant against a number of claims. The followings are potentially significant ongoing claims pertaining to the Company.

①

Hyundai Engineering & Construction Co., Ltd. (“Hyundai E&C”), SK Engineering & Construction Co., Ltd. and GS Engineering & Construction Co., Ltd. filed a lawsuit for increase in contract bill against KHNP in September 2013, in relation to the design changes on the plant construction of Shin-Hanul 1 & 2. KHNP has paid the claim amounts in full upon the first ruling and believes that the contingent liabilities related to the other pending lawsuits are not significant.

②

In December 2013, the Supreme Court of Korea ruled that regular bonuses also fall under the category of ordinary wages on the condition that those bonuses are paid regularly and uniformly. Also, the Supreme Court ruled that employees are entitled to retroactively demand certain wages based on the new ordinary wages that include regular bonuses as additional wages. However, the request may be limited to the extent of the principle of good faith.

The Company believes that the possibility of economic outflow is probable on the ongoing and the expected lawsuit. For this reason, the Company recognized ￦39,139 million of other provision in relation to the lawsuit as of December 31, 2018.

Except these significant ongoing claims, there are 12 arbitration cases pertaining to the Company as of December 31, 2018 and the significant arbitration cases for the year ended December 31, 2018 are as follows:

①

KEPCO and KEPCO KDN Co., Ltd., a subsidiary of KEPCO, have been accused of breach of contract in relation to ERP software, which is provided by SAP Korea Ltd. The litigation was filed in the International Chamber of Commerce International Court of Arbitration but the Company has not recognized any provision because the probability of economic benefit outflow is remote and the related amount cannot be reliably estimated.

②

Hyundai Samsung Joint Venture (HSJV), one of the subcontractors of the Company, filed an arbitration against the Company at the London Court of International Arbitration (LCIA) in 2016 due to disagreements in UAE nuclear power plant construction project, but the Company has not recognized any losses because the probability of economic benefit outflow is remote and the related amount cannot be reasonably estimated.

③

In 2016, Hyundai E&C, GS Engineering & Construction Corp. and Hansol SeenTec Co., Ltd. filed an arbitration against the Company to the Korea Commercial Arbitration Board in relation to the request for additional construction costs. As described in note 29.(2), the Company recognized the litigation provisions of ￦204,787 million in relation to this arbitration case and made the payment according to the results of this arbitration during the year ended December 31, 2018.

④

In 2016, Halla Corporation filed on arbitration against the Company to the Korea Commercial Arbitration Board in relation to the request for additional construction costs and the Company filed on arbitration against Halla Corporation to the Korea Commercial Arbitration Board in relation to the request for a penalty payment for the delayed construction work. The Company has recognized ￦19,754 million of provision for the best estimate of the expenditure required to fulfill its obligations in relation to this arbitration as of December 31, 2018.

⑤

In connection with the electric power IT modernization project in Kerala, India, Enzen, a subcontractor, filed an arbitration against the Company to the Indian Council of Arbitration due to disagreements in the contract, but the Company has not recognized any losses because the probability of economic benefit outflow is remote and the related amount cannot be reasonably estimated.

(2)	Guarantees of payments and commitments provided to other companies as of December 31, 2017 and 2018 are as follows:

①

In order to secure its status as a shareholder of Navanakorn Electric Co., Ltd., the Company has signed a fund supplement contract. According to the contract, in case Navanakorn Electric Co., Ltd. does not have sufficient funds for its operation or repayment of borrowings, the Company bears a payment obligation in proportion to its ownership.

②

The Company has outstanding borrowings with a limit of USD 275,600 thousand from its creditors such as International Finance Corporation. Regarding the borrowing contract, the Company has guaranteed capital contribution of USD 69,808 thousand and additional contribution up to USD 19,000 thousand for contingencies, if any. Moreover, for one of the electricity purchasers, Central Power Purchasing Agency Guarantee Ltd., the Company has provided payment guarantee up to USD 2,777 thousand, in case of construction delay or insufficient contract volume after commencement of the construction.

③

The Company has provided PT. Perusahaan Listrik Negara performance guarantee up to USD 2,293 thousand and Mizuho bank and others investment guarantee up to USD 43,500 thousand in proportion to its ownership in the electricity purchase contract with PT. Cirebon Energi Prasarana in relation to the second electric power generation business in Cirebon, Indonesia.

④

The Company has provided MUFG Bank, Ltd. (MUFG) (formerly, the Bank of Tokyo Mitsubishi UFJ. Ltd. (BTMU)) borrowing guarantee up to USD 41,258 thousand proportion to its ownership in the equity bridge loan guarantee with PT. Cirebon Energi Prasarana in relation to the second electric power generation business in Cirebon, Indonesia.

⑤

The Company has provided the Export-Import Bank of Korea, BNP Paribas and ING Bank guarantee of mutual investment of USD 2,192 thousand, which is equivalent to the ownership interest of PT BS Energy and PT Nusantara Hydro Alam, in order to guarantee the expenses related to hydroelectric power business of Tanggamus, Indonesia.

⑥

The Company has provided the Export-Import Bank of Korea and SMBC guarantee of mutual investment of USD 401 thousand, which is equivalent to the ownership interest of PT Mega Power Mandiri, in order to guarantee the expenses related to hydroelectric power business of PT Wampu Electric Power, an associate of the Company.

(3)	Credit lines provided by financial institutions as of December 31, 2018 are as follows:

Commitments	Financial institutions	Currency	Limited amount	Exercised amount
		In millions of won and thousands of foreign currencies
Commitments on bank-overdraft	Nonghyup Bank and others	KRW	1,855,000	167,010
Commitments on bank-daylight overdraft	Nonghyup Bank	KRW	280,000	—
Limit amount available for CP	KEB Hana Bank and others	KRW	1,050,000	—
Limit amount available for card	KEB Hana Bank and others	KRW	55,904	2,740
	Banco de Oro	PHP	5,000	5,000
Loan limit	Kookmin Bank and others	KRW	1,238,500	612,197
	DBS Bank and others	USD	1,840,700	20,000
Certification of payment on payables from foreign country	Kookmin Bank and others	USD	44,680	4,754
Certification of payment on L/C	Shinhan Bank and others	USD	992,434	252,392
Certification of performance guarantee on contract	KEB Hana Bank and others	EUR	4,158	4,158
	KEB Hana Bank and others	INR	237,321	237,321
	Korea Development Bank and others	JPY	637,322	637,322
	Seoul Guarantee Insurance and others	KRW	89,335	72,802
	First Abu Dhabi Bank and others	USD	923,915	830,314
	KEB Hana Bank	SAR	6,508	6,508
	Bank of Kathmandu	NPR	36,304	36,304
	KEB Hana Bank	CAD	617	617
Certification of bidding	KEB Hana Bank and others	USD	110,000	3,199
	Shinhan Bank	ZAR	55,730	55,730
Advance payment bond, Warranty bond, Retention bond and others	Export-Import Bank of Korea and others	USD	3,934,928	3,220,418
Others	Shinhan Bank	JPY	381,210	381,210
	Nonghyup Bank and others	KRW	307,436	7,088
	Export-Import Bank of Korea and others	USD	1,171,470	842,897
Inclusive credit	Shinhan Bank	INR	70,028	70,028
	KEB Hana Bank	KRW	258,000	12,278
	KEB Hana Bank and others	USD	30,930	18,245
Trade finance	BNP Paribas and others	USD	800,000	—

(4)	As of December 31, 2018, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Guarantor	Guarantee	Type of guarantee	Currency	Amount	Description
	In millions of won and thousands of foreign currencies
Korea Southern Power Co., Ltd.	Korea Development Bank and others	Shareholdings of DS Power Co., Ltd.	KRW	916	Collateral for borrowings

Mira Power Limited	International Finance Corporation and others	Property, plant and equipment and others	USD	275,600	Collateral for borrowings(*2)

Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Cash and cash equivalents	KRW	327,080	Collateral for borrowings(*1)

Commerce and Industry Energy Co., Ltd.	IBK and others	Land, buildings, structures and machinery and others	KRW	110,500	Collateral for borrowings(*1)

KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Cash and cash equivalents	KRW	396,120	Collateral for borrowings(*1)

Gyeongju Wind Power Co., Ltd.	Samsung Fire & Marine Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	110,240	Collateral for borrowings(*1)

Korea Offshore Wind Power Co., Ltd	Woori Bank and others	Utility plant and others	KRW	293,400	Collateral for borrowings

Qatrana Electric Power Company	The Islamic Development Bank and others	Finance lease receivable and property, plant and equipment and others	JOD	236,570	Collateral for borrowings(*2)

KST Electric Power Company	The Export—Import Bank of Korea and others	Finance lease receivable and property, plant and equipment and others	USD	337,000	Collateral for borrowings(*2)

(*1)	As of December 31, 2018, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.

(*2)	This is based on the amount of loan commitment limit.

The Company has ￦1,197 million of project loans from Korea Energy Agency as of December 31, 2018. The Company has provided a blank check as repayment guarantee.

(5)

The Company temporarily suspended operations of the Gangneung hydroelectric generating plant, with a carrying amount of ￦81,900 million as of December 31, 2018, to improve the quality of water used in generating electricity. The expenses related to the suspension of operations of ￦47 million and depreciation on the utility plant of ￦6,547 million are recorded in other expenses for the year ended December 31, 2018. Regarding the improvement of water quality, the results of damages compensation for the local residents cannot be reasonably estimated, and the Company is in negotiations with Gangneung City and related stakeholders to restart the Gangneung hydroelectric generating plant as of December 31, 2018.

(6)

Due to the Korean government’s announcement of suspension of operation in the Gaeseong Industrial District, it is uncertain if the Company can exercise the property rights for the Company’s facility in the Gaeseong Industrial District as of December 31, 2018. The book value of facility is ￦17,522 million and the amount of trade receivables related to the companies residing in Gaeseong industrial complex is ￦2,911 million. The ultimate outcome of this event cannot be reasonably estimated.

(7)

As of December 31, 2018, five subsidiaries of KEPCO, including Korea South-East Power Co., Ltd., have entered into consecutive voyage charter contracts with shipping companies, including Korea Line Corporation, for the stable transportation of overseas bituminous coal used for power generation. As of December 31, 2018, there are 73 vessels under contract and the average remaining contract period is about 9 years.